Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification (ASC) 820, Fair Value Measurements, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.
ASC 820 also establishes a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 established three levels of inputs that may be used to measure fair value:
•Level 1: quoted prices in active markets for identical assets or liabilities;
•Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
•Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Master Trust
Master Trust investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 (Level 1, 2, and 3 inputs are defined above):

	Assets at fair value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mosaic Company common stock	$13,661,386	$—	$—	$13,661,386
Mutual funds	90,608,478	—	—	90,608,478
Common/collective trust funds	—	1,100,476,410	—	1,100,476,410
Money market fund	7,206,729	—	—	7,206,729
Total investments at fair value	$111,476,593	$1,100,476,410	$—	$1,211,953,003

Master Trust investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024 (Level 1, 2 and 3 inputs are defined above):

	Assets at fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mosaic Company common stock	$14,786,436	$—	$—	$14,786,436
Mutual funds	94,246,522	—	—	94,246,522
Common/collective trust funds	—	979,257,298	—	979,257,298
Interest bearing cash	20,664,452	—	—	20,664,452
Total investments at fair value	$129,697,410	$979,257,298	$—	$1,108,954,708
The investment in the Master Trust is stated at fair value based upon the underlying net assets of the Master Trust. The assets of the Master Trust are accounted for utilizing the following accounting policies.
Common stock traded on national exchanges are valued at their closing market prices.
The fair values of the mutual funds, money market fund, and interest bearing cash are based on observable unadjusted market quotations for identical assets and are priced on a daily basis at the close of the NYSE.
Common/collective trusts (CCTs) are valued utilizing the respective net asset values as reported by such trusts, which represents readily determinable fair value, and are reported at fair value.
For each of the Master Trust’s funds, a participant is prohibited from exchanging into a fund account for 60 calendar days after the participant has exchanged out of that fund account.